Taxes - Current and Non-current tax assets and liabilities (Details) - COP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Tax assets
Current tax assets	$ 5,564,971	$ 3,976,295
Non-current tax assets	8,573,600	8,071,733
Tax liabilities
Current tax liabilities	700,785	1,243,883
Non current tax liabilities	2,037,091	1,866,054
Income tax payable [Member]
Tax liabilities
Current tax liabilities	246,794	811,197
Industry and commerce Tax [Member]
Tax liabilities
Current tax liabilities	123,536	161,813
National tax and surcharge on gasoline [Member]
Tax liabilities
Current tax liabilities	142,535	137,710
Carbon tax [Member]
Tax liabilities
Current tax liabilities	45,233	64,091
Value added tax [Member]
Tax liabilities
Current tax liabilities	53,411	5,607
Other taxes [Member]
Tax liabilities
Current tax liabilities	89,276	63,465
Deferred tax liabilities [member]
Tax liabilities
Non current tax liabilities	1,784,493	1,639,206
Income Tax credits [Member]
Tax liabilities
Non current tax liabilities	252,598	226,848
Deferred tax assets [Member]
Tax assets
Non-current tax assets	8,162,781	7,673,912
Income tax credits [Member]
Tax assets
Non-current tax assets	410,819	397,821
Income tax [member]
Tax assets
Current tax assets	2,351,296	1,823,027
Credit tax balance [Member]
Tax assets
Current tax assets	2,135,113	1,311,693
Other taxes [Member]
Tax assets
Current tax assets	$ 1,078,562	$ 841,575